Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) (Parenthetical) (Leasehold Improvements, Maximum)	12 Months Ended
Dec. 31, 2014
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	10 years [1]

[1]	Leasehold improvements are depreciated over the lesser of the estimated useful life, remaining lease term, or 10 years.